GENERAL (Details Narrative)							1 Months Ended
	Mar. 07, 2023 USD ($) shares	Mar. 06, 2023 USD ($)	Mar. 06, 2023 USD ($)	Nov. 14, 2022 USD ($)	Jun. 10, 2022	Aug. 20, 2020	Mar. 31, 2023 USD ($)	Nov. 30, 2021	Mar. 06, 2023 ILS (₪)	Aug. 09, 2021
Reverse stock split description					On June 10, 2022, certain of the Company’s stockholders representing more than 50% of the Company’s outstanding share capital (the “Majority Consenting Stockholders”) approved an amendment to the Company’s Certificate of Incorporation (the “Reverse Stock Split Certificate of Amendment”) in order to effect a reverse stock split of the Company’s common stock pursuant to a range of between 50-to-1 and 700-to-1 (the “Reverse Stock Split”)
Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 857,000	$ 857,000						₪ 3,000,000
Line of Credit Facility, Interest Rate During Period			1.70%
Subsequent Event [Member] | Lender [Member]
Stock issued to the lender, shares | shares	2,154,677
Subsequent Event [Member] | Cannavotion And S R Accord Ltd [Member] | Line of Credit [Member]
Debt Instrument, Term		18 months
Line of Credit Facility, Maximum Borrowing Capacity		$ 857,000	$ 857,000						₪ 3,000,000
Line of Credit Facility, Interest Rate During Period		1.70%
Line of Credit Facility, Description		As security for any loans under the Credit Facility, Cannovation granted Lender a first priority lien on its rights to the 125,000 sq ft (11,687 sq meters) of industrial land in Yerucham, a city in southern Israel which Cannovation acquired in February of 2022(the “Premises”) to build the Green Vision Center Israel with the support of the government of Israel
Line of credit, utilized amount	$ 50,000	$ 50,000	$ 50,000
iBOT Israel Botanicals Ltd [Member]
Noncontrolling interest, ownership percentage										60.00%
Pre-emption right descreiption								iBOT granted to Citrine Global Group, a pre-emption right to any equity or equity linked securities that iBOT proposes to issue to an unrelated third party with aggregate gross proceeds to iBot exceeding $1 million or which will result in a change in control in iBOT following such issuance, then iBOT is to give to the Citrine Global Group written notice of such proposed issuance and the relevant terms thereof and the Citrine Global Group shall have ten (10) days thereafter to determine if it elects to purchase a minimum of 51% of the proposed issuance on the price and other terms specified in the notice sent by iBOT (the “Pre-Emption Right”)
Proceeds from related party				$ 1,000,000
Pecentage for change in control in issuance				51.00%
iBOT Israel Botanicals Ltd [Member] | Subsequent Event [Member]
Proceeds from related party							$ 1,000,000
Pecentage for change in control in issuance							51.00%
The Cannovation Center [Member]
Percentage of shares hold by certain shareholders						60.00%
Beezz Home Technologies Ltd And Golden Holdings Neto Ltd [Member]
Percentage of shares hold by certain shareholders						20.00%